Deferred Government Grants - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Deferred Government Grants
Components of Other Income (Expense) [Line Items]
Government grants received	$ 442	¥ 2,877	¥ 0	¥ 10,160